4. Financing Receivables (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Funded to borrower	$ 3,604	$ 4,580	$ 0
Estimated collateral values	6,124	7,550
Unearned loan fee	(708)	(924)
SF Loan	1,500	1,500
BMH Lots and land for phases 3, 4, and 5
Funded to borrower	1,095	2,368
Estimated collateral values	2,385	3,690
BMH Interest Escrow
Funded to borrower	450	450
Estimated collateral values	329	450
BMH Loan Fee
Funded to borrower	750	750
Total BMH Loan
Term	Demand	Demand
Interest rate	COF +2% (7% Floor)	COF +2% (7% Floor)
Funded to borrower	2,295	3,568
Estimated collateral values	2,714	4,140
New IMA Loan (loan fee)
Term	Demand	Demand
Interest rate	COF +2% (7% Floor)	COF +2% (7% Floor)
Funded to borrower	250	250
New IMA Loan (advances)
Term	Demand
Interest rate	COF +2% (7% Floor)
Funded to borrower	80
Existing IMA Loan
Term	Demand	Demand
Interest rate	7%	7%
Funded to borrower	1,687	1,686
Estimated collateral values	1,910	1,910
Total IMA Loans
Funded to borrower	2,017	1,936
Estimated collateral values	$ 1,910	$ 1,910